UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06540

Name of Fund:	BlackRock MuniYield Quality Fund III, Inc. (MYI)

Fund Address:	100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield

              Quality Fund III, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2019

Date of reporting period: 10/31/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) October 31, 2018	BlackRock MuniYield Quality Fund III, Inc. (MYI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds — 119.9%

Alabama — 2.8%
Auburn University, RB, Series A, 5.00%, 06/01/48	$11,385	$12,559,818
Birmingham-Jefferson Civic Center Authority, Special Tax Bonds, Series A, 4.00%, 07/01/43	4,000	3,877,680
City of Birmingham Alabama Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC), 6.00%, 06/01/19(a)	3,605	3,688,384
County of Tuscaloosa Board of Education, RB, Special Tax School Warrants, 5.00%, 02/01/43	2,485	2,707,134
Homewood Educational Building Authority, Refunding RB, Educational Facilities, Samford University, Series A, 5.00%, 12/01/47	2,835	3,024,236

		25,857,252
Alaska — 1.5%
Alaska Industrial Development & Export Authority, RB, Providence Health Services, Series A, 5.50%, 10/01/41	2,690	2,874,668
Borough of Matanuska-Susitna Alaska, RB, Goose Creek Correctional Center (AGC)(a):
6.00%, 09/01/19	10,150	10,484,138

		13,358,806
Arizona — 1.4%
City of Phoenix Civic Improvement Corp., RB, Senior Lien, AMT, 5.00%, 07/01/43(b)	8,500	9,256,160
State of Arizona, COP, Department of Administration, Series A (AGM), 5.00%, 10/01/27	3,075	3,152,982

		12,409,142
California — 8.7%
California Health Facilities Financing Authority, RB:
St. Joseph Health System, Series A, 5.75%, 07/01/39	1,550	1,589,029
Sutter Health, Series B, 5.88%, 08/15/20(a)	3,200	3,424,576
California Health Facilities Financing Authority, Refunding RB:
Kaiser Permanente, Sub-Series A-2, 5.00%, 11/01/47	1,625	1,956,175
St. Joseph Health System, Series A, 5.00%, 07/01/37	2,965	3,219,842

Security	Par (000)	Value
California (continued)
California Statewide Communities Development Authority, RB, Kaiser Permanente, Series A, 5.00%, 04/01/42	$4,030	$4,265,392
City of San Jose California, Refunding ARB, Norman Y Mineta San Jose International Airport SJC, AMT:
Series A, 5.00%, 03/01/36	1,160	1,275,060
Series A, 5.00%, 03/01/37	1,275	1,398,586
Series A-1, 5.75%, 03/01/34	2,300	2,460,563
County of San Joaquin California Transportation Authority, Refunding RB, Limited Tax, Measure K, Series A, 6.00%, 03/01/21(a)	1,830	1,999,312
Dublin Unified School District California, GO, CAB, Election of 2004, Series D, 0.00%, 08/01/34(c)	5,000	1,915,100
Grossmont California Union High School District, GO, CAB, Election of 2004, 0.00%, 08/01/31(c)	5,110	3,202,284
Long Beach Unified School District, GO, CAB, Election of 2008, Series B, 0.00%, 08/01/34(c)	5,000	2,692,300
Mount San Antonio Community College District, GO, Refunding, CAB, Election of 2008, Series A, 6.25%, 08/01/43(d)	3,975	3,150,943
Norwalk-La Mirada Unified School District, GO, Refunding, CAB, Election of 2002, Series E (AGC), 0.00%, 08/01/38(c)	7,620	3,184,017
Poway Unified School District, GO, Refunding, CAB, School Facilities Improvement, Election of 2008, Series B(c):
0.00%, 08/01/35	7,820	4,002,198
0.00%, 08/01/36	10,000	4,849,300
Rio Hondo Community College District California, GO, CAB, Election of 2004, Series C(c):
0.00%, 08/01/37	8,000	3,703,920
0.00%, 08/01/38	12,940	5,683,636
San Diego California Unified School District, GO, CAB, Election of 2008, Series G(c):
0.00%, 07/01/34	1,860	901,821
0.00%, 07/01/35	1,970	898,615
0.00%, 07/01/36	2,960	1,270,343
0.00%, 07/01/37	1,975	797,742
San Diego California Unified School District, GO, Refunding, CAB, Series R-1, 0.00%, 07/01/31(c)	3,485	2,187,883

1

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock MuniYield Quality Fund III, Inc. (MYI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
California (continued)
San Marcos Unified School District, GO, Election of 2010, Series A(a):
5.00%, 08/01/21	$1,800	$1,948,122
5.00%, 08/01/21	1,600	1,731,664
State of California, GO, Refunding, Various Purposes:
5.00%, 09/01/41	2,700	2,893,968
5.00%, 10/01/41	2,555	2,743,074
State of California, GO, Series 2007-2 (NPFGC), 5.50%, 04/01/30	10	10,030
State of California Public Works Board, LRB, Various Capital Projects, Series I, 5.00%, 11/01/38	5,040	5,494,759
State of California University, RB, Systemwide, Series A, 5.50%, 05/01/19(a)	1,525	1,554,341
Walnut Valley Unified School District, GO, CAB, Election of 2007, Series B, 0.00%, 08/01/36(c)	6,545	3,075,757

		79,480,352
Colorado — 0.8%
Denver Convention Center Hotel Authority, Refunding RB, 5.00%, 12/01/36	1,500	1,594,140
Regional Transportation District, COP, Series A, 5.00%, 06/01/39	5,655	6,077,881

		7,672,021
Florida — 8.8%
City of Jacksonville Florida, Refunding RB, Series A, 5.25%, 10/01/42	4,000	4,454,160
County of Brevard Florida Health Facilities Authority, Refunding RB, Health First, Inc. Project, 5.00%, 04/01/39	4,535	4,801,159
County of Broward Florida Airport System Revenue, RB, Series A , AMT, 5.00%, 10/01/40	3,000	3,224,550
County of Highlands Florida Health Facilities Authority, RB, Adventist Health System/Sunbelt Obligated Group:
6.00%, 11/15/19(a)	5	5,203
6.00%, 11/15/37	1,745	1,813,823
County of Lee Florida, Refunding ARB, Series A, AMT:
5.63%, 10/01/26	2,600	2,791,074
5.38%, 10/01/32	3,440	3,661,398

Security	Par (000)	Value
Florida (continued)
County of Miami-Dade Florida, RB, Seaport:
Department, Series A, 6.00%, 10/01/38	$5,695	$6,398,048
Department, Series B, AMT, 6.25%, 10/01/38	1,165	1,313,491
Department, Series B, AMT, 6.00%, 10/01/42	1,865	2,086,245
Series B, AMT, 6.00%, 10/01/30	1,820	2,050,849
County of Miami-Dade Florida Aviation, Refunding ARB, AMT, 5.00%, 10/01/34	530	572,707
County of Miami-Dade Florida Aviation, Refunding RB, Series B, AMT, 5.00%, 10/01/40	6,500	7,008,430
County of Miami-Dade Florida Educational Facilities Authority, RB, University of Miami, Series A, 5.00%, 04/01/40	14,360	15,493,291
County of Miami-Dade Florida Health Facilities Authority, Refunding RB, Nicklaus Children’s Hospital Project, 5.00%, 08/01/42	1,675	1,805,198
County of Orange Florida Health Facilities Authority, Refunding RB, Presbyterian Retirement Communities Project:
5.00%, 08/01/41	1,550	1,643,806
5.00%, 08/01/47	4,590	4,849,060
County of Palm Beach Florida Solid Waste Authority, Refunding RB, Series B:
5.00%, 10/01/21(a)	50	53,812
5.00%, 10/01/31	3,050	3,268,258
County of Sarasota Florida Public Hospital District, RB, Sarasota Memorial Hospital Project, Series A, 5.63%, 07/01/19(a)	5,135	5,257,367
Greater Orlando Aviation Authority, ARB, Priority Sub-Series A, AMT, 5.00%, 10/01/42	4,760	5,121,189

2

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock MuniYield Quality Fund III, Inc. (MYI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Florida (continued)
South Miami Health Facilities Authority, Refunding RB, Baptist Health South Florida Obligated Group, 5.00%, 08/15/42	$2,965	$3,240,093

		80,913,211
Georgia — 0.4%
County of Gainesville Georgia & Hall Hospital Authority, Refunding RB, Northeast Georgia Health System, Inc. Project, Series A (GTD), 5.50%, 08/15/54	1,405	1,568,121
Private Colleges & Universities Authority, RB, Savannah College of Art & Design:
5.00%, 04/01/33	395	422,571
5.00%, 04/01/44	1,775	1,869,412

		3,860,104
Hawaii — 1.3%
State of Hawaii Airports System Revenue, ARB, Series A,AMT, 5.00%, 07/01/43	2,385	2,594,427
State of Hawaii Department of Budget & Finance, Refunding RB, Hawaiian Electric Co., Inc. AMT, 4.00%, 03/01/37	5,275	4,985,719
State of Hawaii Department of Transportation, COP, AMT:
5.00%, 08/01/27	2,000	2,153,640
5.00%, 08/01/28	1,775	1,905,693

		11,639,479
Illinois — 13.3%
City of Chicago Illinois, Refunding GARB, O’Hare International Airport, AMT, Series B, 5.00%, 01/01/31	2,425	2,559,733
City of Chicago Illinois Midway International Airport, Refunding ARB, 2nd Lien, Series A, AMT, 5.00%, 01/01/34	3,035	3,230,515
City of Chicago Illinois O’Hare International Airport, GARB:
3rd Lien, Series A, 5.75%, 01/01/21(a)	7,555	8,123,438
3rd Lien, Series A, 5.75%, 01/01/39	1,445	1,531,339
Senior Lien, Series D, 5.25%, 01/01/42	8,285	9,090,551
Senior Lien, Series D, AMT, 5.00%, 01/01/42	2,865	3,036,098
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts, 5.25%, 12/01/36	1,620	1,703,025

Security	Par (000)	Value
Illinois (continued)
County of Cook Illinois Community College District No. 508, GO, City College of Chicago, 5.13%, 12/01/38	$3,250	$3,323,450
County of Cook Illinois Forest Preserve District, GO, Refunding, Limited Tax Project, Series B, 5.00%, 12/15/37	615	634,877
Illinois Finance Authority, RB, Carle Foundation, Series A, 5.75%, 08/15/34	8,700	9,344,148
Illinois Finance Authority, Refunding RB:
Northwestern Memorial Hospital, Series A, 6.00%, 08/15/19(a)	5,250	5,412,382
Silver Cross Hospital & Medical Centers, Series C, 5.00%, 08/15/44	985	1,029,867
Metropolitan Pier & Exposition Authority, RB, CAB, McCormick Place Expansion Project, Series A (NPFGC)(c):
0.00%, 12/15/26	8,500	6,012,475
0.00%, 06/15/32	14,000	7,250,600
0.00%, 12/15/33	20,000	9,549,000
0.00%, 12/15/34	41,880	18,892,068
Metropolitan Pier & Exposition Authority, Refunding RB, CAB, McCormick Place Expansion Project, Series B (AGM), 0.00%, 06/15/44(c)	9,430	2,687,644
Railsplitter Tobacco Settlement Authority, RB, 6.00%, 06/01/21(a)	1,700	1,856,689
Regional Transportation Authority, RB, Series C (NPFGC), 7.75%, 06/01/20	385	406,575
State of Illinois, GO:
5.25%, 07/01/29	3,160	3,300,399
5.25%, 02/01/33	5,860	6,035,331
5.50%, 07/01/33	2,235	2,356,763
5.25%, 02/01/34	5,360	5,510,348
5.50%, 07/01/38	1,200	1,254,516
State of Illinois Toll Highway Authority, RB, Series A, 5.00%, 01/01/42	6,940	7,528,720

		121,660,551
Indiana — 2.3%
Indiana Finance Authority, RB, Series A:
CWA Authority Project, 1st Lien, 5.25%, 10/01/38	2,900	3,099,926
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 07/01/44	1,400	1,465,632
Indiana Municipal Power Agency, RB, Series B, 6.00%, 01/01/19(a)	5,000	5,034,000

3

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock MuniYield Quality Fund III, Inc. (MYI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Indiana (continued)
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Waterworks Project, Series A:
5.75%, 01/01/19(a)	$565	$568,616
5.75%, 01/01/38	2,335	2,349,360
(AGC), 5.25%, 01/01/19(a)	265	266,481
(AGC), 5.50%, 01/01/19(a)	830	834,972
(AGC), 5.25%, 01/01/29	1,085	1,090,783
(AGC), 5.50%, 01/01/38	3,420	3,439,631
State of Indiana Finance Authority, RB, Private Activity Bond, Ohio River Bridges, Series A, AMT, 5.00%, 07/01/40	2,425	2,546,056

		20,695,457
Iowa — 2.1%
Iowa Finance Authority, RB, Iowa Health Care Facilities, Series A (AGC), 5.63%, 08/15/19(a)	12,650	13,004,453
Iowa Student Loan Liquidity Corp., RB, Senior Series A-2, AMT:
5.60%, 12/01/26	1,645	1,693,001
5.70%, 12/01/27	1,640	1,686,969
5.75%, 12/01/28	870	894,473
5.80%, 12/01/29	1,110	1,139,837
5.85%, 12/01/30	1,155	1,185,746

		19,604,479
Kentucky — 2.0%
Kentucky Economic Development Finance Authority, RB, Catholic Health Initiatives, Series A, 5.38%, 01/01/40	1,000	1,056,130
Kentucky Public Transportation Infrastructure Authority, RB, Downtown Crossing Project, Convertible CAB, 1st Tier, Series C, 6.60%, 07/01/39(d)	8,225	7,527,026
State of Kentucky Property & Building Commission, Refunding RB, Project No. 93 (AGC):
5.25%, 02/01/19(a)	8,860	8,933,361
5.25%, 02/01/19(a)	685	690,761
5.25%, 02/01/28	455	458,572

		18,665,850
Louisiana — 2.1%
City of New Orleans Louisiana Aviation Board, ARB, Series B, AMT, 5.00%, 01/01/40	4,825	5,110,351

Security	Par (000)	Value
Louisiana (continued)
City of Shreveport Louisiana Water & Sewer Revenue, RB, Series A (AGM), 5.00%, 12/01/41	$1,645	$1,795,353
Jefferson Sales Tax District, RB, Series B (AGM):
5.00%, 12/01/34	670	750,353
5.00%, 12/01/35	895	998,641
5.00%, 12/01/36	805	894,910
5.00%, 12/01/37	1,005	1,117,249
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, East Baton Rouge Sewerage Commission Projects, Series A, 5.00%, 02/01/44	8,155	8,817,512

		19,484,369
Massachusetts — 1.8%
Massachusetts Development Finance Agency, RB, Emerson College Issue, Series A, 5.00%, 01/01/47	5,950	6,233,875
Massachusetts Development Finance Agency, Refunding RB, Emmanuel College Issue, Series A, 5.00%, 10/01/43	320	335,318
Massachusetts HFA, RB, M/F Housing, Series B, 7.00%, 12/01/38	3,150	3,156,741
Massachusetts HFA, Refunding RB, AMT:
Series A, 4.45%, 12/01/42	2,235	2,268,033
Series C, 5.35%, 12/01/42	1,000	1,004,290
Massachusetts School Building Authority, RB, Dedicated Sales Tax, Senior Series A, 5.00%, 05/15/43	3,495	3,792,425

		16,790,682
Michigan — 5.4%
City of Detroit Michigan Water Supply System Revenue, RB, 2nd Lien, Series B (AGM), 6.25%, 07/01/19(a)	1,075	1,105,380
City of Lansing Michigan, RB, Board of Water & Light Utilities System, Series A, 5.50%, 07/01/41	3,185	3,427,092
County of Wayne Airport Authority, Refunding RB, AMT (AGC), 5.38%, 12/01/32	5,000	5,011,350
Michigan Finance Authority, Refunding RB:
Henry Ford Health System, 3.25%, 11/15/42	2,505	2,054,325
Hospital; Trinity Health Credit Group, 5.00%, 12/01/39	16,040	16,909,047

4

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock MuniYield Quality Fund III, Inc. (MYI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Michigan (continued)
Michigan Finance Authority, Refunding RB (continued):
Trinity Health Credit Group, 5.00%, 12/01/21 (a)	$60	$64,828
Royal Oak Hospital Finance Authority Michigan, Refunding RB, Beaumont Health Credit Group, Series D, 5.00%, 09/01/39	1,330	1,418,192
State of Michigan Building Authority, Refunding RB, Facilities Program:
Series I (AGC), 5.25%, 10/15/24	1,750	1,801,205
Series I (AGC), 5.25%, 10/15/25	3,250	3,344,152
Series I-A, 5.38%, 10/15/36	2,075	2,236,394
Series I-A, 5.38%, 10/15/41	1,900	2,041,607
Series II-A (AGM), 5.25%, 10/15/36	8,040	8,670,256
Western Michigan University, Refunding RB, General, University and College Improvements (AGM), 5.00%, 11/15/39	1,080	1,182,362

		49,266,190
Minnesota — 0.6%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series B (AGC):
6.50%, 11/15/18 (a)	845	846,420
6.50%, 11/15/38	4,655	4,662,820

		5,509,240
Missouri — 0.6%
State of Missouri Health & Educational Facilities Authority, Refunding RB, Series C, 5.00%, 11/15/42	5,000	5,439,250

Nebraska — 0.8%
Central Plains Nebraska Energy Project, RB, Gas Project No. 3, 5.25%, 09/01/37	6,825	7,394,478

Nevada — 3.4%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 04/01/19 (a)	2,250	2,287,890
County of Clark Nevada, ARB, Las Vegas-McCarran International Airport, Series A:
5.25%, 07/01/42	2,000	2,063,560
(AGM), 5.25%, 07/01/39	5,170	5,336,112

Security	Par (000)	Value
Nevada (continued)
Las Vegas Convention & Visitors Authority, RB, Convention Center Expansion, Series B, 5.00%, 07/01/43	$20,000	$21,672,400

		31,359,962
New Jersey — 10.4%
New Jersey EDA, RB:
Goethals Bridge Replacement Project, AMT, Private Activity Bond, 5.38%, 01/01/43	4,920	5,263,318
Goethals Bridge Replacement Project, AMT, Private Activity Bond, 5.13%, 01/01/34	1,930	2,053,443
School Facilities Construction Bonds, Series DDD, 5.00%, 06/15/42	590	609,151
Series WW, 5.25%, 06/15/33	445	473,057
Series WW, 5.00%, 06/15/34	570	596,425
Series WW, 5.00%, 06/15/36	2,635	2,741,691
Series WW, 5.25%, 06/15/40	1,025	1,079,325
New Jersey EDA, Refunding RB, School Facilities Construction:
Series N-1 (AMBAC), 5.50%, 09/01/24	6,325	7,089,313
Series N-1 (NPFGC), 5.50%, 09/01/28	1,685	1,941,963
New Jersey Higher Education Student Assistance Authority, Refunding RB, Series 1, AMT:
5.50%, 12/01/25	630	661,771
5.50%, 12/01/26	910	953,999
5.75%, 12/01/28	100	105,229
5.88%, 12/01/33	6,895	7,249,610
New Jersey Housing & Mortgage Finance Agency, Refunding RB, M/F Housing, Series 2, AMT, 4.35%, 11/01/33	2,645	2,688,669
New Jersey Transportation Trust Fund Authority, RB:
CAB, Transportation System, Series A, 0.00%, 12/15/35 (c)	18,525	8,088,015
CAB, Transportation System, Series C (AGC) (AMBAC), 0.00%, 12/15/25 (c)	8,550	6,599,659
Federal Highway Reimbursement Revenue Notes, Series A, 5.00%, 06/15/28	4,205	4,617,595
Federal Highway Reimbursement Revenue Notes, Series A, 5.00%, 06/15/29	2,145	2,341,975
Transportation Program, Series AA, 5.25%, 06/15/33	4,150	4,402,569

5

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock MuniYield Quality Fund III, Inc. (MYI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
New Jersey (continued)
New Jersey Transportation Trust Fund Authority, RB (continued):
Transportation Program, Series AA, 5.00%, 06/15/38	$3,990	$4,125,899
Transportation System, Series A, 5.50%, 06/15/41	2,980	3,110,345
Transportation System, Series A (NPFGC), 5.75%, 06/15/25	4,000	4,591,120
Transportation System, Series AA, 5.50%, 06/15/39	5,625	5,967,675
Transportation System, Series B, 5.50%, 06/15/31	1,000	1,052,160
Transportation System, Series B, 5.00%, 06/15/42	2,575	2,645,426
Transportation System, Series D, 5.00%, 06/15/32	1,825	1,923,112
New Jersey Transportation Trust Fund Authority, Refunding RB, Transportation System, Series A:
5.00%, 12/15/36	955	1,000,554
(BAM), 4.00%, 12/15/37	5,750	5,629,308
Tobacco Settlement Financing Corp., Refunding RB, Series A:
5.00%, 06/01/46	4,000	4,128,960
5.25%, 06/01/46	1,035	1,094,005

		94,825,341
New Mexico — 0.1%
New Mexico Hospital Equipment Loan Council, Refunding RB, Presbyterian Healthcare Services, 5.00%, 08/01/44	1,040	1,122,597

New York — 5.2%
City of New York Transitional Finance Authority, RB, Fiscal 2009, Series S-4, 5.50%, 01/15/34	7,250	7,304,230
City of New York Transitional Finance Authority, Refunding RB, Future Tax Secured, Series B, 5.00%, 11/01/32	4,150	4,502,833
City of New York Transitional Finance Authority Future Tax Secured, RB, Future Tax Secured, Sub-Series F-1, 5.00%, 05/01/39	3,360	3,709,507
City of New York Transitional Finance Authority Future Tax Secured Revenue, RB, Future Tax Secured Subordinate Bond, Sub-Series C-3, 5.00%, 05/01/41	5,000	5,554,600
Hudson Yards Infrastructure Corp., RB, Senior, Fiscal 2012:
5.75%, 02/15/21(a)	1,190	1,286,973
5.75%, 02/15/47	730	781,188

Security	Par (000)	Value
New York (continued)
Metropolitan Transportation Authority, Refunding RB, Series B, 5.00%, 11/15/37	$11,500	$12,581,115
New York Transportation Development Corp., ARB, LaGuardia Airport Terminal B Redevelopment Project, Series A, AMT, 5.25%, 01/01/50	8,300	8,734,754
State of New York Dormitory Authority, ERB, Series B, 5.25%, 03/15/19(a)	3,250	3,291,112

		47,746,312
Ohio — 3.1%
American Municipal Power, Inc., RB, Combined Hydroelectric Projects, Series A, 5.00%, 02/15/41	4,000	4,284,360
American Municipal Power, Inc., Refunding RB, Combined Hydroelectric Projects, Series A, 5.00%, 02/15/38	3,055	3,294,298
County of Lucas Ohio, Refunding RB, Promedica Healthcare, Series A, 6.50%, 11/15/21(a)	3,000	3,368,370
County of Montgomery Ohio, RB, Catholic Health Initiatives, Series D-2, 5.45%, 10/01/38	11,135	11,963,221
State of Ohio Turnpike Commission, RB, Junior Lien, Infrastructure Projects, Series A-1:
5.25%, 02/15/32	1,950	2,142,446
5.25%, 02/15/33	2,730	2,997,103

		28,049,798
Oregon — 0.3%
Clackamas Community College District, GO, Convertible Deferred Interest Bonds, Series A, 5.00%, 06/15/38(d)	425	432,029
County of Clackamas Community College District, GO, Convertible Deferred Interest Bonds, Series A, 5.00%, 06/15/39(d)	395	400,629
County of Clackamas Oregon Community College District, GO, Convertible Deferred Interest Bonds, Series A, 5.00%, 06/15/40(d)	420	425,023
County of Clackamas Oregon School District No. 12 North Clackamas, GO, CAB, Series A, 0.00%, 06/15/38(c)	2,800	1,218,084

		2,475,765
Pennsylvania — 8.3%
Commonwealth Financing Authority, RB:
Series B, 5.00%, 06/01/42	3,305	3,498,937

6

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock MuniYield Quality Fund III, Inc. (MYI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Pennsylvania (continued)
Commonwealth Financing Authority, RB (continued):
Tobacco Master Settlement Payment, 5.00%, 06/01/34	$2,180	$2,386,533
Pennsylvania Economic Development Financing Authority, RB:
AMT, 5.00%, 06/30/42	8,805	9,197,351
PA Bridges Finco LP, AMT, 5.00%, 12/31/34	7,115	7,560,826
Pennsylvania Rapid Bridge Replacement, 5.00%, 12/31/38	6,850	7,187,157
Pennsylvania Economic Development Financing Authority, Refunding RB, Series A, 4.00%, 11/15/42	12,945	12,574,514
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Thomas Jefferson University, Series A, 5.25%, 09/01/50	8,075	8,799,005
Pennsylvania Turnpike Commission, RB:
Series A, 5.00%, 12/01/38	1,775	1,911,586
Series A-1, 5.00%, 12/01/41	2,320	2,504,974
Series B, 5.00%, 12/01/40	920	992,689
Series C, 5.50%, 12/01/23(a)	1,565	1,798,138
Sub-Series B-1, 5.00%, 06/01/42	7,330	7,775,664
Subordinate, Special Motor License Fund, 6.00%, 12/01/20(a)	2,575	2,774,511
Pennsylvania Turnpike Commission, Refunding RB:
Motor Licenced Fund Enhancement, Second Series, 5.00%, 12/01/41	3,940	4,262,371
Series A-1, 5.00%, 12/01/40	2,165	2,325,383

		75,549,639
Rhode Island — 1.8%
Rhode Island Commerce Corp., RB, Airport Corp., Series D, 5.00%, 07/01/41	495	530,408
Rhode Island Health & Educational Building Corp., RB, Series A, 4.00%, 09/15/42	5,315	5,179,042
Tobacco Settlement Financing Corp., Refunding RB, Series B:
4.50%, 06/01/45	3,000	2,958,690
5.00%, 06/01/50	7,465	7,653,939

		16,322,079
South Carolina — 5.0%
South Carolina Jobs EDA, Refunding RB, Palmetto Health, Series A (AGM), 6.50%, 08/01/21(a)	3,600	4,008,276

Security	Par (000)	Value
South Carolina (continued)
South Carolina Ports Authority, ARB, AMT, 5.00%, 07/01/38	$3,380	$3,679,637
State of South Carolina Ports Authority, RB, AMT, 5.25%, 07/01/50	6,530	7,054,555
State of South Carolina Public Service Authority, RB:
Santee Cooper, Series A, 5.50%, 12/01/54	9,350	9,905,857
Series E, 5.50%, 12/01/53	7,025	7,409,057
State of South Carolina Public Service Authority, Refunding RB, Series B:
Santee Cooper, 5.00%, 12/01/38	5,870	6,104,448
(AGM), 5.00%, 12/01/56	7,155	7,583,799

		45,745,629
Texas — 15.6%
City of Dallas TX Waterworks & Sewer System Revenue, Refunding RB, Series C, 4.00%, 10/01/43	5,000	4,984,200
City of Houston Texas Combined Utility System, Refunding RB, Combined 1st Lien, Series A (AGC)(a):
6.00%, 05/15/19	5,400	5,516,910
6.00%, 05/15/19	300	306,576
City of Houston Texas Combined Utility System Revenue, Refunding RB, 1st Lien:
Series B, 5.00%, 11/15/36	5,000	5,532,400
Combined Series A (AGC), 5.38%, 05/15/19(a)	3,460	3,523,422
Combined Series A (AGC), 5.38%, 05/15/19(a)	190	193,534
City of San Antonio Texas Electric & Gas Revenue, Refunding RB, 5.00%, 02/01/42	7,450	8,199,321
City of San Antonio Texas Electric & Gas Revenue, RB, Junior Lien, 5.00%, 02/01/38	1,450	1,560,577
County of Midland Texas Fresh Water Supply District No. 1, RB, CAB, City of Midland Project, Series A, 0.00%, 09/15/36(c)	5,810	2,710,016
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, Cook Children’s Medical Center, 5.25%, 12/01/39	2,095	2,288,683
Dallas-Fort Worth International Airport, ARB, Joint Improvement, Series D, AMT, 5.00%, 11/01/38	10,980	11,454,336
Dallas-Fort Worth International Airport, Refunding ARB, Series F:
5.25%, 11/01/33	2,745	3,018,951
5.00%, 11/01/35	5,000	5,178,700

7

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock MuniYield Quality Fund III, Inc. (MYI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Texas (continued)
Grand Parkway Transportation Corp., RB, Subordinate Tier Toll Revenue Bonds, TELA Supported, Series A, 5.00%, 10/01/43	$7,940	$8,767,268
Leander ISD, GO, Refunding, CAB, Series D (PSF-GTD), 0.00%, 08/15/38(c)	9,685	4,099,951
North Texas Tollway Authority, RB, CAB, Special Project System, Series B, 0.00%, 09/01/31(a)(c)	18,100	4,828,537
North Texas Tollway Authority, Refunding RB:
1st Tier System, Series A, 6.00%, 01/01/19(a)	5,100	5,133,252
1st Tier System, Series A, 6.00%, 01/01/28	1,175	1,182,109
1st Tier-Series A, 5.00%, 01/01/43	7,000	7,644,560
2nd Tier-Series B, 5.00%, 01/01/43	9,370	10,063,942
Series B, 5.00%, 01/01/40	1,710	1,828,349
San Antonio Independent School District, GO (PSF-GTD), 5.00%, 08/15/43	9,000	9,837,180
San Antonio Public Facilities Corp., Refunding RB, Convention Center Refinancing & Expansion Project, CAB(c):
0.00%, 09/15/35	680	313,997
0.00%, 09/15/36	12,195	5,302,752
0.00%, 09/15/37	8,730	3,569,872
Texas Municipal Gas Acquisition & Supply Corp. III, RB, Natural Gas Utility Improvements:
5.00%, 12/15/31	1,665	1,769,162
5.00%, 12/15/32	3,930	4,169,651
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien, AMT, Blueridge Transportation Group, 5.00%, 12/31/45	3,630	3,794,149
Texas Transportation Commission, Refunding RB, Central Texas Turnpike System, 1st Tier, Series A, 5.00%, 08/15/41	11,345	11,967,727
Texas Water Development Board, RB, State Water Implementation Fund, Series B, 4.00%, 10/15/43	4,315	4,287,945

		143,028,029
Utah — 1.2%
Salt Lake City Corp. Airport Revenue, ARB, Series A, AMT, 5.00%, 07/01/42	3,490	3,753,809

Security	Par (000)	Value
Utah (continued)
Salt Lake City Corp. Airport Revenue, RB, AMT, Series A:
5.00%, 07/01/37	$3,475	$3,794,770
5.00%, 07/01/43	3,190	3,459,427

		11,008,006
Washington — 5.8%
Port of Seattle Washington, ARB, AMT, Series A, 5.00%, 05/01/38	20,000	21,713,800
Port of Seattle Washington, RB, Intermediate Lien, Series C, AMT, 5.00%, 04/01/40	2,830	3,029,939
State of Washington Convention Center Public Facilities District, RB, Civic Convention Center, 5.00%, 07/01/38	9,260	10,143,404
Washington Health Care Facilities Authority, RB:
MultiCare Health System, Remarketing, Series B, 5.00%, 08/15/44	1,000	1,079,220
Providence Health & Services, Series A, 5.25%, 10/01/39	2,725	2,821,465
Washington Health Care Facilities Authority, Refunding RB:
Catholic Health Initiatives, Series D, 6.38%, 10/01/36	5,400	5,416,362
Multicare Health System, Series B, 4.00%, 08/15/41	9,000	8,801,820

		53,006,010
West Virginia — 0.5%
State of West Virginia, GO, State Road, Series B, Group 2, 4.00%, 12/01/42	5,000	4,938,900

Wisconsin — 2.5%
Public Finance Authority, RB, KU Campus Development Corp., Central District Development Project, 5.00%, 03/01/46	560	596,344
State of Wisconsin Health & Educational Facilities Authority, RB, Ascension Health Senior Credit Group, Series E, 5.00%, 11/15/33	3,745	3,840,123
Wisconsin Health & Educational Facilities Authority, Refunding RB:
Ascension Health Credit Group, Series A, 5.00%, 11/15/35	5,000	5,486,050
Ascension Health, Senior Credit, Series A, 5.00%, 11/15/36	4,815	5,263,036

8

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock MuniYield Quality Fund III, Inc. (MYI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Wisconsin (continued)
Wisconsin Health & Educational Facilities Authority, Refunding RB (continued):
Milwaukee Regional Medical Center Thermal Service, 5.00%, 04/01/44(b)	$7,350	$8,039,871

		23,225,424
Total Municipal Bonds — 119.9% (Cost — $1,063,248,223)		1,098,104,404

Municipal Bonds Transferred to Tender Option Bond Trusts(e)
California — 4.2%
City of Riverside California Electric Revenue, RB, Issue D (AGM), 5.00%, 10/01/38	17,685	17,865,866
Los Angeles California Unified School District, GO, Election of 2008, Series B-1, 5.25%, 07/01/42(f)	7,074	8,121,168
Los Angeles Community College District California, GO, Refunding, Election of 2008, Series A, 6.00%, 08/01/19(a)	5,248	5,414,225
San Diego California Community College District, GO, Election of 2002, 5.25%, 08/01/19(a)	1,047	1,074,081
State of California, GO, Refunding, Various Purpose, 5.25%, 10/01/39	3,000	3,390,290
University of California, RB, Series O, 5.75%, 05/15/19(a)	2,206	2,252,677

		38,118,307
Colorado — 1.0%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Sub-System, Series A, AMT, 5.25%, 12/01/43(f)	5,834	6,504,948

Security	Par (000)	Value
Colorado (continued)
Colorado Health Facilities Authority, Refunding RB, Catholic Health Initiatives, Series A, 5.50%, 07/01/34(f)	$2,469	$2,523,784

		9,028,732
Connecticut — 0.5%
State of Connecticut Health & Educational Facility Authority, Refunding RB, Trinity Health Credit Group, 5.00%, 12/01/45	3,932	4,261,295

District of Columbia — 0.3%
District of Columbia, RB, Series A, 5.50%, 12/01/30 (f)	2,594	2,684,508

Florida — 6.4%
City of Miami Beach Florida, RB, 5.00%, 09/01/45	8,760	9,545,137
City of Miami Beach Florida Stormwater Revenue, Refunding RB, 5.00%, 09/01/41	10,000	10,987,024
County of Miami-Dade Florida Transit System, Refunding RB, Sales Tax, 5.00%, 07/01/42	4,840	5,165,393
County of Miami-Dade Florida Water & Sewer System, RB (AGM), 5.00%, 10/01/20(a)	11,701	12,332,429
County of Orange Florida School Board, COP, Series A (AGC), 5.50%, 08/01/19(a)	12,013	12,327,804
County of Pinellas Florida School Board, COP, Master Lease Program, Series A, 5.00%, 07/01/41	7,880	8,602,517

		58,960,304
Illinois — 3.5%
State of Illinois, RB, Build Illinois, Series B, 5.25%, 06/15/19(a)(f)	3,499	3,568,439
State of Illinois Toll Highway Authority, RB:
Senior, Series C, 5.00%, 01/01/36	10,000	10,863,129
Series A, 5.00%, 01/01/38	5,836	6,233,768
Series A, 5.00%, 01/01/40	7,621	8,277,680

9

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock MuniYield Quality Fund III, Inc. (MYI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Illinois (continued)
State of Illinois Toll Highway Authority, RB (continued):
Series B, 5.00%, 01/01/40	$2,939	$3,167,729

		32,110,745
Kansas — 1.7%
County of Wyandotte Kansas Unified School District, GO, Series A, 5.50%, 09/01/47	13,470	15,489,571
Massachusetts — 3.0%
Commonwealth of Massachusetts, GO:
Consolidated Loan, Series E, 5.25%, 09/01/43	20,000	22,907,000
Series A, 5.00%, 03/01/46	4,204	4,562,943

		27,469,943
Michigan — 2.1%
Michigan Finance Authority, RB, Beaumont Health Credit Group, Series A, 5.00%, 11/01/44	5,591	5,954,054
State of Michigan Building Authority, Refunding RB, Series I:
Facilities Program, 5.00%, 10/15/45	2,410	2,638,649
5.00%, 04/15/38	10,000	11,002,665

		19,595,368
Nevada — 2.9%
County of Clark Nevada, GO, Series A, 5.00%, 06/01/43	9,730	10,825,252
County of Clark Nevada Water Reclamation District, GO, Series B(a):
5.50%, 07/01/19	510	521,911
5.75%, 07/01/19	4,813	4,935,176
Las Vegas Valley Water District Nevada, GO, Refunding, Water Improvement, Series A, 5.00%, 06/01/46	9,840	10,726,116

		27,008,455
New Jersey — 2.1%
County of Hudson New Jersey Improvement Authority, RB, Hudson County Vocational-Technical Schools Project, 5.25%, 05/01/51	2,320	2,550,376
Garden State Preservation Trust, RB, Election of 2005, Series A (AGM), 5.75%, 11/01/28	10,000	11,543,825

Security	Par (000)	Value
New Jersey (continued)
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 06/15/36(f)	$4,961	$5,165,087

		19,259,288
New York — 8.0%
City of New York Water & Sewer System, Refunding RB, Series DD, 5.00%, 06/15/35	4,740	5,221,726
City of New York Water & Sewer System, Refunding RB, 2nd General Resolution, Fiscal 2013, Series CC, 5.00%, 06/15/47	15,521	16,990,252
Metropolitan Transportation Authority, RB, Transportation, Sub-Series D-1, 5.25%, 11/15/44	9,850	10,880,655
Metropolitan Transportation Authority, Refunding RB, Series C-1, 5.25%, 11/15/56	4,275	4,669,498
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, 198th Series, 5.25%, 11/15/56	6,402	7,086,224
State of New York Dormitory Authority, RB, Group B, State Sales Tax, Series A, 5.00%, 03/15/39	7,622	8,432,930
State of New York Urban Development Corp., RB, Personal Income Tax, General Purpose, Series A-1, 5.00%, 03/15/43	14,280	15,402,337
Triborough Bridge & Tunnel Authority, RB, General, Series A-2(f):
5.25%, 11/15/18(a)	1,684	1,686,055
5.25%, 11/15/34	2,816	2,819,705

		73,189,382
Ohio — 0.2%
State of Ohio, RB, Cleveland Clinic Health Obligated Group, Series B, 5.50%, 01/01/34	1,520	1,528,725
Pennsylvania — 0.3%
County of Westmoreland Pennsylvania Municipal Authority, Refunding RB (BAM), 5.00%, 08/15/42	2,560	2,753,197
Texas — 3.5%
Aldine Independent School District, GO, Refunding(PSF-GTD), 5.00%, 02/15/42	9,701	10,702,677

10

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock MuniYield Quality Fund III, Inc. (MYI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Texas (continued)
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Baylor Health Care System Project, Series A, 5.00%, 11/15/38	$1,798	$1,918,733
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, Texas Health Resources System, Series A, 5.00%, 02/15/41	9,840	10,670,275
Dallas Fort Worth International Airport, ARB, Series H, AMT, 5.00%, 11/01/37(f)	8,868	9,258,387

		32,550,072
Virginia — 1.5%
Hampton Roads Transportation Accountability Commission, RB, Transportation Fund, Senior Lien, Series A, 5.50%, 07/01/57	11,740	13,526,829

Washington — 1.8%
Metropolitan Washington Airports Authority, Refunding ARB, Series A, AMT, 5.00%, 10/01/30	6,880	7,379,213
Washington Health Care Facilities Authority, Refunding RB, Seattle Children’s Hospital, Series B, 5.00%, 10/01/38	8,205	9,190,475

		16,569,688
Wisconsin — 4.3%
State of Wisconsin, Refunding RB, Series A, 6.00%, 05/01/19(a)	14,780	15,082,177

Security	Par (000)	Value
Wisconsin (continued)
State of Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health, Inc., Obligated Group, Series C, 5.25%, 04/01/19(a)(f)	$7,459	$7,560,759
Wisconsin Health & Educational Facilities Authority, Refunding RB:
Ascension Health Credit Group, 5.00%, 11/15/39	12,650	13,740,082
Froedtert & Community Health, Inc., Obligated Group, Series A, 5.00%, 04/01/42	2,490	2,622,879

		39,005,897

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 47.3% (Cost — $434,346,009)		433,110,306

Total Long-Term Investments — 167.2% (Cost — $1,497,594,232)		1,531,214,710

	Shares
Short-Term Securities — 0.9%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 1.45%(g)(h)	8,811,729	8,812,611

Total Short-Term Securities — 0.9% (Cost — $8,812,611)		8,812,611

Total Investments — 168.1% (Cost — $1,506,406,843)		1,540,027,321
Liabilities in Excess of Other Assets — (0.2)%		(2,565,534)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (29.0)%		(265,404,753)
VRDP Shares, at Liquidation Value, Net of Deferred Offering Costs — (38.9)%		(355,947,955)

Net Assets Applicable to Common Shares — 100.0%		$916,109,079

(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b)	When-issued security.
(c)	Zero-coupon bond.
(d)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(e)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(f)

All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreement(s), which expire between December 1,2018 to April 1,2039 is $27,384,984.

(g)	Annualized 7-day yield as of period end.

11

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock MuniYield Quality Fund III, Inc. (MYI)

(h)

During the period ended October 31, 2018, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 7/31/18	Net Activity	Shares Held at 10/31/18	Value at 10/31/18	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	14,318,158	(5,506,429)	8,811,729	$8,812,611	$34,052	$(1,015)	$(419)

(a)	Includes net capital gain distributions, if applicable.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts:
10-Year U.S. Treasury Note	49	12/19/18	$5,803	$63,194
Long U.S. Treasury Bond	281	12/19/18	38,813	1,690,777
5-Year U.S. Treasury Note	52	12/31/18	5,844	50,711

				$1,804,682

Portfolio Abbreviations

AGC — Assured Guarantee Corp.
AGM — Assured Guaranty Municipal Corp.
AMBAC — American Municipal Bond Assurance Corp.
AMT — Alternative Minimum Tax (subject to)
ARB — Airport Revenue Bonds
BAM — Build America Mutual Assurance Co.
CAB — Capital Appreciation Bonds
COP — Certificates of Participation
EDA — Economic Development Authority
ERB — Education Revenue Bonds
GARB — General Airport Revenue Bonds
GO — General Obligation Bonds
PSF-GTD — Permanent School Fund Guaranteed
HFA — Housing Finance Agency
ISD — Independent School District
LRB — Lease Revenue Bonds
M/F — Multi-Family
NPFGC — National Public Finance Guarantee Corp.
RB — Revenue Bonds

12

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock MuniYield Quality Fund III, Inc. (MYI)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$1,531,214,710	$—	$1,531,214,710
Short-Term Securities	8,812,611	—	—	8,812,611

	$8,812,611	$1,531,214,710	$—	$1,540,027,321

Derivative Financial Instruments(b)
Assets:
Interest rate contracts	$1,804,682	$—	$—	$1,804,682

(a)	See above Schedule of Investments for values in each state or political division.
(b)	Derivative financial instruments are futures contracts.Future contracts are valued at the unrealized appreciation (depreciation) on the instrument.

13

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock MuniYield Quality Fund III, Inc. (MYI)

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(264,576,459)	$—	$(264,576,459)
VRDP Shares at Liquidation Value	—	(356,400,000)	—	(356,400,000)

	$—	$(620,976,459)	$—	$(620,976,459)

During the period ended October 31, 2018, there were no transfers between levels.

14

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

               Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Quality Fund III, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Quality Fund III, Inc.

Date: December 19, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Quality Fund III, Inc.

Date: December 19, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield Quality Fund III, Inc.

Date: December 19, 2018